Cash and Marketable Securities (Schedule Of Amortized Cost, Fair Value And Gross Unrealized Gains And Losses Of The Company's Short- And Long-Term Investments In Debt And Equity Securities) (Details) - USD ($)
$ in Millions
	Dec. 31, 2018	Dec. 31, 2017
Cash and Marketable Securities [Abstract]
Amortized cost of debt securities	$ 9	$ 25
Fair value of debt securities	9	25
Amortized cost of equity securities		2
Fair value of equity securities		2
Amortized cost of securities	9	27
Fair value of securities	$ 9	$ 27